Property, Plant and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment, Net [Abstract]
Recorded an impairment		$ 4,300,000		$ 2,300,000
Properties aggregate carrying value		200,000	¥ 1.1
Depreciation expense	$ 414,841	$ 835,054		$ 802,996